Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long Term Debt

Long-term debt as of December 31, 2012 and 2011 was as follows:

	December 31, 2012	December 31, 2011
Term loan, net of unamortized discount of $4,983 and $7,138	$184,187	$168,733
Borrowings under credit facility	104,407	59,357
6.5% senior convertible notes, net	-	32,050
Capital lease obligations	3,598	5,418
Other obligations	11,628	2,190

Total debt	303,820	267,748
Less: current portion	(7,186)	(33,654)

Long-term debt, net	$296,634	$234,094

Primary covenants status and ratios

The table below sets forth the primary covenants in the Amended and Restated Credit Agreement, which have been modified from the 2010 Credit Agreement, and the calculation with respect to these covenants at December 31, 2012:

	Covenants Requirements	Actual Ratios at December 31, 2012
Maximum Total Leverage Ratio(1) (debt divided by Consolidated EBITDA) should be less than:	4.00 to 1	3.45
Minimum Interest Coverage Ratio(2) (Consolidated EBITDA divided by Consolidated Interest Expense as defined in the Amended and Restated Credit Agreement) should be equal to or greater than:	2.75 to 1	4.19

(1)	The Maximum Total Leverage Ratio decreases to 3.25 as of March 31, 2013, 3.00 as of June 30, 2013 and 2.75 as of September 30, 2013.
(2)	The Minimum Interest Coverage Ratio increases to 3.00 as of December 31, 2013.

Amount of interest expense recognized and effective interest rate

The amount of interest expense recognized and effective interest rate related to this debt for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Year Ended December 31,
	2012	2011	2010
Contractual coupon interest	$1,996	$2,083	$2,083
Amortization of discount	—	—	600

Interest expense	$1,996	$2,083	$2,683

Effective interest rate	6.50%	6.50%	8.46%

The amount of interest expense recognized and effective interest rate related to this debt for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Year Ended December 31,
	2012	2011	2010
Contractual coupon interest	$—	$—	$1,632
Amortization of discount	—	—	2,604

Interest expense	$—	$—	$4,236

Effective interest rate	N/A	N/A	7.40%

Summary of assets held under capital leases

Assets held under capital leases at December 31, 2012 and 2011 are summarized below:

	December 31,
	2012	2011
Construction equipment	$3,615	$3,615
Transportation equipment	2,619	2,619
Furniture and equipment	3,506	3,562

Total assets held under capital lease	9,740	9,796
Less: accumulated depreciation	(3,910)	(4,723)

Net assets under capital lease	$5,830	$5,073

Minimum lease payments for assets financed under capital lease arrangements

The following are the minimum lease payments for assets financed under capital lease arrangements as of December 31, 2012 and for each of the next five years and thereafter:

Fiscal year:
2013	$1,564
2014	1,052
2015	1,003
2016	480
2017	—
Thereafter	—

Total minimum lease payments under capital lease obligations	4,099
Less: future interest expense	(501)

Net minimum lease payments under capital leases obligations	3,598
Less: current portion of net minimum lease payments	(1,317)

Long-term net minimum lease payments	$2,281

Principal amounts due under our remaining debt obligations

The principal amounts due under our remaining debt obligations as of December 31, 2012 for each of the next five years and thereafter is as follows:

Fiscal year:
2013	$2,391
2014	295,797
2015	2,220
2016	2,220
2017	1,875
Thereafter	—

$304,503

Fair value of debt instruments

The estimated fair value of the Company’s debt instruments as of December 31, 2012 and December 31, 2011 was as follows:

	December 31, 2012	December 31, 2011
Term Loan	$192,752	$178,947
Borrowings under Revolving Credit Facility	104,407	59,357
6.5% Senior Convertible Notes	—	31,613
Capital lease obligations	3,598	6,464
Other obligations	11,628	2,190

Total fair value of debt instruments	$312,385	$278,571